Risk Management (Details) - Schedule of a factor change of 10% has been applied to the exchange rates - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Schedule of a factor change of 10% has been applied to the exchange rates [Abstract]
Total strengthening	R (5,043)	R (22,763)
Total weakening	5,043	22,763
USD [Member]
Schedule of a factor change of 10% has been applied to the exchange rates [Abstract]
Total strengthening	(74)	(12,664)
Total weakening	74	12,664
EUR [Member]
Schedule of a factor change of 10% has been applied to the exchange rates [Abstract]
Total strengthening	(7,687)	(7,655)
Total weakening	7,687	7,655
SGD [Member]
Schedule of a factor change of 10% has been applied to the exchange rates [Abstract]
Total strengthening	2,718	(2,444)
Total weakening	R (2,718)	R 2,444